Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of financial assets [line items]
Total impairment allowance	£ 692,346	£ 686,728
Coverage ratio	0.010	0.014
Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance	£ 699,576	£ 696,127
Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance	(7,230)	(9,399)
Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 348,549	£ 342,632
Coverage ratio	0.018	0.024
Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 166,345	£ 159,647
Coverage ratio	0.003	0.003
Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 39,008	£ 40,813
Coverage ratio	0.102	0.123
Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 143,196	£ 142,172
Coverage ratio	0.011	0.015
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 355,066	£ 350,967
Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	166,818	160,185
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	43,461	46,513
Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	144,787	144,269
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(6,517)	(8,335)
Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(473)	(538)
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(4,453)	(5,700)
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ (1,591)	£ (2,097)
Stage 1
Disclosure of financial assets [line items]
Coverage ratio	0.002	0.002
Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance	£ 603,132	£ 580,903
Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance	(1,413)	(1,289)
Stage 1 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 303,797	£ 289,931
Coverage ratio	0.004	0.004
Stage 1 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 144,088	£ 138,606
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 33,703	£ 32,341
Coverage ratio	0.024	0.021
Stage 1 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 126,006	£ 118,984
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 304,982	£ 290,964
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	144,103	138,639
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	34,537	33,021
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	126,342	119,304
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(1,185)	(1,033)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(15)	(33)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(834)	(680)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ (336)	£ (320)
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio	0.030	0.042
Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance	£ 88,007	£ 103,897
Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance	(2,669)	(4,322)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 40,078	£ 47,442
Coverage ratio	0.053	0.070
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 20,411	£ 19,228
Coverage ratio	0.003	0.004
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 4,384	£ 7,551
Coverage ratio	0.287	0.268
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 15,283	£ 20,663
Coverage ratio	0.025	0.033
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 36,409	£ 42,533
Coverage ratio	0.052	0.068
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 17,935	£ 16,594
Coverage ratio	0.003	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 4,095	£ 7,088
Coverage ratio	0.274	0.252
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 14,379	£ 18,851
Coverage ratio	0.026	0.033
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 2,384	£ 3,183
Coverage ratio	0.044	0.071
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 1,660	£ 1,772
Coverage ratio	0.004	0.007
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 200	£ 364
Coverage ratio	0.333	0.331
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 524	£ 1,047
Coverage ratio	0.009	0.046
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 1,285	£ 1,726
Coverage ratio	0.097	0.118
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 816	£ 862
Coverage ratio	0.009	0.016
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 89	£ 99
Coverage ratio	0.574	0.676
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 380	£ 765
Coverage ratio	0.028	0.014
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 42,311	£ 51,006
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	20,480	19,312
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	6,151	10,320
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	15,680	21,374
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	38,393	45,622
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	17,991	16,651
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	5,642	9,470
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	14,760	19,501
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	2,495	3,426
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	1,666	1,785
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	300	544
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	529	1,097
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	1,423	1,958
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	823	876
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	209	306
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	391	776
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(2,233)	(3,564)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(69)	(84)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(1,767)	(2,769)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	(397)	(711)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(1,984)	(3,089)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(56)	(57)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(1,547)	(2,382)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Not past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	(381)	(650)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(111)	(243)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(6)	(13)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(100)	(180)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Less than or equal to 30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	(5)	(50)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(138)	(232)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(7)	(14)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(120)	(207)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | >30 days past due | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ (11)	£ (11)
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio	0.373	0.334
Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Total impairment allowance	£ 8,437	£ 11,327
Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Total impairment allowance	(3,148)	(3,788)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 4,674	£ 5,259
Coverage ratio	0.399	0.415
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 1,846	£ 1,813
Coverage ratio	0.174	0.188
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	£ 921	£ 921
Coverage ratio	0.668	0.710
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ 1,907	£ 2,525
Coverage ratio	0.310	0.297
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	£ 7,773	£ 8,997
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	2,235	2,234
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	2,773	3,172
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	2,765	3,591
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Total impairment allowance	(3,099)	(3,738)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Disclosure of financial assets [line items]
Total impairment allowance	(389)	(421)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Total impairment allowance	(1,852)	(2,251)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Disclosure of financial assets [line items]
Total impairment allowance	£ (858)	£ (1,066)